9. Stock Compensation (June 30, 2017 Note) (Details - RSU's outstanding) - Restricted Stock Units (RSUs) [Member] - shares	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
RSU's vested	46,125	46,125
RSU's expected to vest	461,250	507,375
Total RSU's outstanding	507,375	553,500